Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	480,000
Proposed Maximum Offering Price per Unit	254.64
Maximum Aggregate Offering Price	$ 122,227,200
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,879.58
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers common stock, par value US$0.01 per share (“Common Stock”) of Assurant, Inc. (the “Company” or “Registrant”) authorized for issuance under the Assurant, Inc. 2017 Long Term Equity Incentive Plan, as amended (the “Plan”) and pursuant to Rule 416(a) under the Securities Act of 1933, as amended and restated (the “Securities Act”), any additional Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split, or other similar transaction.
(2)Rounded up to the nearest cent.
(3)Calculated solely for the purpose of this offering under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on May 15, 2026.
(4)There are no fee offsets.